GOING CONCERN AND LIQUIDITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND LIQUIDITY

NOTE 2. GOING CONCERN AND LIQUIDITY

The accompanying condensed combined carve-out financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of any uncertainties related to our going concern assessment. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.

The Company currently and historically has reported net losses and cash outflows from operations. As of June 30, 2023, cash totaled approximately $1.9 million. Additionally, as of June 30, 2023, we reported a net loss of approximately $1.5 million.

The Company is actively seeking additional funds either through equity or debt financing, collaborative agreements or from other sources. Should we require additional funds, HCMC has committed to provide such funding to the Company. As a result, as of the date of the issuance of these condensed combined carve-out financial statements, we believe our plans have alleviated substantial doubt about the Company’s ability to sustain operations for at least the next twelve months from the issuance of these condensed combined carve-out financial statements.

Note 2. GOING CONCERN AND LIQUIDITY

The accompanying combined carve-out financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of any uncertainties related to our going concern assessment. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values.

The Company currently and historically has reported net losses and cash outflows from operations. As of December 31, 2022, cash totaled approximately $2.0 million. Additionally, for the year ended December 31, 2022, we reported a net loss of approximately $3.3 million.

The Company is actively seeking additional funds either through equity or debt financing, collaborative agreements or from other sources. Should we require additional funds, HCMC has committed to providing such funding to the Company. As a result, as of the date of the issuance of these combined carve-out financial statements, we believe our plans have alleviated substantial doubt about the Company’s ability to sustain operations for at least the next twelve months from the issuance of these combined carve-out financial statements.